Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years